SUBSEQUENT EVENTS (Narrative) (Details)	1 Months Ended
	Jan. 31, 2019 USD ($)	Jan. 31, 2019 CNY (¥)	Mar. 04, 2019 USD ($)	Oct. 30, 2018 USD ($)
Subsequent Event [Line Items]
Stock Repurchase Program, Authorized Amount				$ 100,000,000
Subsequent Event [Member] | Previously Announced Share Repurchase Program [Member]
Subsequent Event [Line Items]
Stock Repurchase Program, Authorized Amount			$ 100,000,000
Subsequent Event [Member] | PRC Legal Proceedings [Member]
Subsequent Event [Line Items]
Guizhou Taibang's equity interests	4.71%	4.71%
Payment to Guizhou Taibang in exchange	$ 1,631,840	¥ 11,200,000